June 30, 2010

Summary Prospectus

Legg Mason

Capital

Management

Research

Fund

Class : Ticker Symbol

A
C
FI
R
R1

I: LGMIX

Before you invest, you may want to review the fund’s Prospectus, which contains more information about the fund and its risks. You can find the fund’s Prospectus and other information about the fund, including the fund’s statement of additional information and shareholder report, online at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund). You can also get this information at no cost by calling Fund Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432 or by sending an e-mail request to prospectus@leggmason.com, or from your financial intermediary. The fund’s Prospectus dated June 30, 2010, as may be amended or supplemented, and the fund’s statement of additional information, dated February 26, 2010, as amended on June 30, 2010, and as may be further amended or supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Investment objective

Long-term capital appreciation.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC, the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in the fund’s Prospectus on page 18 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 31 under the heading “Sales Charge Waivers and Reductions.”

Shareholder fees (paid directly from your investment) (%)
	Class A	Class C	Class FI	Class R	Class R1	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none	1.00	None	None	None	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
	Class A	Class C	Class FI	Class R	Class R1	Class I
Management fees	0.70	0.70	0.70	0.70	0.70	0.70
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.50	1.00	None
Other expenses[1]	1.00	1.00	1.00	1.00	1.00	0.90
Total annual fund operating expenses	1.95	2.70	1.95	2.20	2.70	1.60
Fees forgone and/or expenses reimbursed	(0.65)	(0.65)	(0.65)	(0.65)	(0.65)	(0.55)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses[2]	1.30	2.05	1.30	1.55	2.05	1.05

[1]	“Other expenses” are based on estimated amounts for the current fiscal year.
[2]

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs)), so that total annual operating expenses are not expected to exceed 1.30%, 2.05%, 1.30%, 1.55%, 2.05% and 1.05% for Class A, C, FI, R R1, and I shares, respectively. These arrangements cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent. The manager is permitted to recapture amounts forgone or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated
•	Your investment has a 5% return each year and the fund’s operating expenses remain the same
•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years
Class A (with or without redemption at end of period)	700	1,092
Class C (with redemption at end of period)	308	777
Class C (without redemption at end of period)	208	777
Class FI (with or without redemption at end of period)	132	549
Class R (with or without redemption at end of period)	158	626
Class R1 (with or without redemption at end of period)	208	777
Class I (with or without redemption at end of period)	107	451

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Principal investment strategies

The fund invests primarily in equity securities that, in the investment manager’s opinion, offer the potential for capital growth. The investment manager (“manager”) follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the manager’s assessment of their intrinsic value. While it is expected that the majority of the fund’s assets will be invested in equity securities issued by companies in the S&P 500 Index, the fund may invest in securities issued by companies of any size and by foreign companies.

A team of investment research analysts have direct responsibility for selecting securities for the fund. The analysts are assigned to one or more teams that are responsible for particular sectors of the market. The fund’s portfolio is divided into segments each managed by an analyst team. Each analyst team determines how its respective segment will be invested and chooses investments for the fund from the market sectors that the team covers. It is expected that under normal circumstances the fund will have broad exposure to a variety of market sectors. Investment decisions by any particular analyst team are subject to the fund’s investment objectives, policies and restrictions and the oversight of the team leader. The manager’s Director of Research is responsible for overseeing the fund’s investment program and for allocating fund assets among the analyst teams in order to obtain broad exposure to a variety of market sectors.

The fund may also invest in debt securities. The fund may invest up to 25% of its total assets in long-term debt securities, including up to 10% of its total assets that may be invested in debt securities rated below investment grade, and unrated securities judged by the manager to be below investment grade. These below-investment-grade securities are commonly known as “junk bonds.”

The fund may, but need not, use derivative contracts for hedging and investment purposes. The manager expects that the Fund will be fully invested under normal circumstances, but may at times hold cash or cash equivalents.

Certain risks

There is no assurance that the fund will meet its investment objective.

Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. In addition, the market prices of fixed income securities held by the fund may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or longer duration fixed income securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. Because these events are unprecedented, it is difficult to predict their magnitude or duration.

Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued or decline in price. Value stocks may underperform the overall equity market for a long period of time, for example, while the market concentrates on growth stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Portfolio selection risk. The value of your investment may decrease if the manager’s judgment about the attractiveness, value of or market trends affecting a particular security, industry or sector, country or region, or about market movements is incorrect.

Special situations risk. The fund may invest in securities that involve certain special circumstances, such as corporate reorganization or restructuring, that may carry greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns.

Issuer risk. The value of a stock can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual stock.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and mid-sized company risk. The fund may invest in small- or mid-sized companies. Such companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, markets or financial resources, or because they may depend on limited management groups. Securities of smaller companies may be more volatile, especially in the short term, and may have limited liquidity.

Foreign investments risk. The fund’s investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets, may suffer from political or economic instability and may experience negative government actions, such as currency controls or seizures of private businesses or property. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Credit risk. The market prices of fixed income securities held by the fund may go down if an issuer or guarantor of a security or a counterparty to a financial contract with the fund defaults or is downgraded, or if the value of the assets underlying a security declines. Junk bonds have a higher risk of issuer default, tend to be less liquid and may be more difficult to value. Subordinated securities will be disproportionately affected by a default or downgrade.

Call risk. Many fixed income securities provide that the issuer may repay them early. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline.

Convertible securities risk. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

Derivatives risk. Using derivatives, especially for non-hedging purposes, can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Using derivatives may also have adverse tax consequences for the fund’s shareholders.

Cash management and defensive investing risk. The value of the investments held by the fund for cash management or defensive investing purposes may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested it could be subject to the credit risk of the depository institution holding the cash. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer shares or lower redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets are lower than estimated. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Funds of funds investments risk. The fund may be an investment option for other Legg Mason-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the fund may experience relatively large redemptions or investments and could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

These risks are discussed in more detail later in the fund’s Prospectus or in the SAI.

Performance

The fund has not commenced operations as of the date of the fund’s Prospectus, and therefore it does not have a performance record to report. The manager manages other accounts with investment objectives, policies and strategies that are substantially similar to the fund. Please see “Related Performance” in the fund’s Prospectus for information on the performance of the similar accounts managed by the manager.

Management

Investment manager: Legg Mason Capital Management, Inc.

Portfolio managers: Randy Befumo, CFA, the manager’s Director of Research, and team leaders Gibboney Huske, CFA, Brian Lund, CFA, Mitchel Penn, Dale Wettlaufer, Gary Wu, Ph.D., CFA and Jean Yu, Ph.D., CFA are the fund’s Portfolio Managers and each has had day-to-day responsibility for the management of the fund’s portfolio since 2010.

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

The fund’s initial and subsequent investment minimums generally are as follows:

Investment minimum initial/additional investment ($)
	Class A	Class C	Class FI	Class R	Class R1	Class I
General	1,000/50	1,000/50	N/A	N/A	N/A	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	N/A	N/A	N/A	N/A
IRAs	250/50	250/50	N/A	N/A	N/A	N/A
SIMPLE IRAs	None/None	None/None	N/A	N/A	N/A	N/A
Systematic Investment Plans	50/50	50/50	N/A	N/A	N/A	N/A
Clients of Eligible Financial Intermediaries	None/None	N/A	None/None	N/A	N/A	None/None
Retirement Plans with omnibus accounts held on the books of the fund	None/None	None/None	None/None	None/None	None/None	None/None
Other Retirement Plans	None/None	None/None	N/A	N/A	N/A	N/A
Institutional Investors	1,000/50	1,000/50	1 million/None	N/A	N/A	1 million/None

Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone (Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432) or by mail (Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504).

Tax information

The fund’s distributions are taxable as ordinary income or capital gain, except when your investment is through an IRA, 401(k) or other tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

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